Summary of Significant Accounting Policies (Details ) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
2017		$ 583,500
2018	$ 589,264	583,500
2019	144,064	138,300
2020	144,064	138,300
2021	144,064	$ 138,300
2022	139,741
Thereafter	1,867,050
Total	$ 3,028,247